B8 Trade payables	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
B8 Trade payables
B8	Trade payables

Trade payables
	2020	2019
Trade payables to associated companies and joint ventures	81	102
Trade payables, excluding associated companies and joint ventures 1)	31,907	30,301
Total	31,988	30,403

1)	Of the trade payable amount SEK 8.6 billion relates to supplier invoices under Ericsson’s supplier payments program.